2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 57 .9%
Communication Services — 4.4%
Alphabet Inc ....................... 3,831 1,305,375
Comcast Corp ...................... 292 6,354
IDT Corp .......................... 381 30,469
Meta Platforms Inc ................... 634 459,764
Space Exploration Technologies Corp
(1)
...... 162 24,439
1,826,401
Consumer Discretionary — 2.1%
Abercrombie & Fitch Co
(1)
............... 213 28,689
Amazon.com Inc
(1)
................... 442 110,124
Asbury Automotive Group Inc
(1)
........... 221 38,078
BorgWarner Inc ..................... 437 26,268
Brinker International Inc
(1)
.............. 638 123,472
Cavco Industries Inc
(1)
................. 78 43,700
Dana Inc .......................... 301 8,220
Five Below Inc
(1)
..................... 138 30,301
Flexsteel Industries Inc ................ 144 12,190
Garmin Ltd ........................ 12 3,442
Garrett Motion Inc ................... 64 1,666
Lear Corp ......................... 826 97,493
Life Time Group Holdings Inc
(1)
........... 1,528 60,937
Murphy USA Inc ..................... 177 89,213
Oxford Industries Inc .................. 75 1,833
Pattern Group Inc
(1)
................... 187 3,209
Phoenix Education Partners Inc ........... 283 7,197
Royal Caribbean Cruises Ltd ............ 535 142,235
Victoria's Secret & Co
(1)
................ 712 62,983
XPEL Inc
(1)
......................... 24 1,060
892,310
Consumer Staples — 1.5%
Costco Wholesale Corp ................ 642 584,438
Dollar Tree Inc
(1)
..................... 19 2,167
Philip Morris International Inc ............ 299 57,055
643,660
Energy — 2.0%
APA Corp ......................... 446 18,527
Chevron Corp ...................... 1,026 209,520
Devon Energy Corp ................... 441 20,304
EOG Resources Inc ................... 319 43,945
Expand Energy Corp .................. 523 43,979
Gulfport Energy Corp
(1)
................ 238 35,814
HF Sinclair Corp ..................... 273 29,298
Marathon Petroleum Corp .............. 166 65,640
Nabors Industries Ltd
(1)
................ 480 37,498
Par Pacific Holdings Inc
(1)
............... 244 19,915
PBF Energy Inc ..................... 114 8,773
Phillips 66 ......................... 342 87,316
Valero Energy Corp ................... 448 173,649
Viper Energy Inc ..................... 1,356 54,091
848,269
Financials — 8.2%
Ally Financial Inc .................... 2,666 100,295
Ameriprise Financial Inc ............... 687 338,245
Arch Capital Group Ltd
(1)
............... 1,948 179,917
Bank of New York Mellon Corp/The ........ 2,254 325,996
Berkshire Hathaway Inc
(1)
.............. 847 421,764
CME Group Inc ...................... 278 72,830
Customers Bancorp Inc
(1)
............... 1,362 100,788
First American Financial Corp ............ 265 16,096
HCI Group Inc ...................... 265 46,062
Jack Henry & Associates Inc ............ 915 131,065
LendingTree Inc
(1)
.................... 314 7,671
Mastercard Inc ..................... 1,539 848,712
Northern Trust Corp .................. 290 49,114
Pathward Financial Inc ................ 23 1,636
Progressive Corp/The ................. 342 70,900
Raymond James Financial Inc ........... 277 43,772
Remitly Global Inc
(1)
.................. 226 4,823
S&T Bancorp Inc .................... 156 7,546
State Street Corp .................... 394 68,789
Toast Inc
(1)
........................ 1,858 53,863
Travelers Cos Inc/The ................. 128 45,633
Visa Inc .......................... 1,231 442,335
WEX Inc
(1)
......................... 115 19,401
3,397,253
Health Care — 8.7%
AbbVie Inc ........................ 1,216 318,093
Agilent Technologies Inc ............... 17 2,929
Amgen Inc ........................ 884 372,615
Bristol-Myers Squibb Co ............... 450 28,080
Cardinal Health Inc ................... 487 108,358
CareDx Inc
(1)
....................... 266 17,290
Caris Life Sciences Inc
(1)
............... 57 1,746
Centene Corp
(1)
..................... 309 19,195
Charles River Laboratories International Inc
(1)
. 9 2,655
Cigna Group/The .................... 329 89,432
CVS Health Corp .................... 638 54,670
Elevance Health Inc .................. 238 92,539
Eli Lilly & Co ....................... 400 462,832
Encompass Health Corp ............... 577 70,100
Gilead Sciences Inc .................. 1,426 212,545
Humana Inc ....................... 48 18,315
IQVIA Holdings Inc
(1)
.................. 62 16,669
Johnson & Johnson .................. 1,979 523,921
McKesson Corp ..................... 127 108,434

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Merck & Co Inc ..................... 483 70,185
Mettler-Toledo International Inc
(1)
......... 42 63,460
Natera Inc
(1)
........................ 366 151,271
Regeneron Pharmaceuticals Inc .......... 153 116,015
Twist Bioscience Corp
(1)
................ 25 4,831
United Therapeutics Corp
(1)
............. 197 106,752
UnitedHealth Group Inc ................ 551 202,261
Veeva Systems Inc
(1)
.................. 17 4,853
Vertex Pharmaceuticals Inc
(1)
............ 508 265,588
West Pharmaceutical Services Inc ......... 212 78,601
Zoetis Inc ......................... 312 21,787
3,606,022
Industrials — 3.6%
Acuity Inc ......................... 19 5,887
Allegion plc ........................ 28 4,306
Apogee Enterprises Inc ................ 80 2,830
Applied Industrial Technologies Inc ........ 163 54,163
Comfort Systems USA Inc .............. 49 81,051
Copart Inc
(1)
........................ 3,237 88,305
Emerson Electric Co .................. 352 54,595
Everus Construction Group Inc
(1)
.......... 31 3,643
Innodata Inc
(1)
...................... 320 21,043
Johnson Controls International plc ......... 384 57,082
Lincoln Electric Holdings Inc ............. 492 130,173
McGrath RentCorp ................... 149 17,038
MYR Group Inc
(1)
.................... 16 4,679
Northrop Grumman Corp ............... 410 198,227
SkyWest Inc
(1)
...................... 878 85,096
Southwest Airlines Co ................. 1,463 60,919
Stanley Black & Decker Inc ............. 1,221 108,168
Trane Technologies PLC ................ 250 112,995
United Airlines Holdings Inc
(1)
............ 1,677 186,063
Valmont Industries Inc ................. 25 11,575
Vicor Corp
(1)
........................ 29 8,379
Xylem Inc/NY ....................... 1,782 180,463
1,476,680
Information Technology — 24.2%
Advanced Micro Devices Inc
(1)
........... 582 356,044
Amkor Technology Inc ................. 223 11,681
Amphenol Corp ..................... 1,072 90,370
Analog Devices Inc ................... 618 245,167
Apple Inc ......................... 5,703 1,899,213
Applied Materials Inc ................. 538 275,122
Astera Labs Inc
(1)
.................... 86 30,613
Atlassian Corp
(1)
..................... 165 29,583
Broadcom Inc ...................... 1,909 670,422
CDW Corp/DE ...................... 600 76,896
Cisco Systems Inc ................... 1,750 188,352
Core Scientific Inc
(1)
.................. 1,416 22,628
Credo Technology Group Holding Ltd
(1)
...... 132 25,712
Crowdstrike Holdings Inc
(1)
.............. 390 103,253
Dell Technologies Inc ................. 155 83,382
Everpure Inc
(1)
...................... 667 87,230
Hewlett Packard Enterprise Co ........... 535 34,181
HP Inc ........................... 308 9,634
Insight Enterprises Inc
(1)
................ 231 36,110
Intel Corp
(1)
........................ 1,437 172,771
Jabil Inc .......................... 48 13,769
KLA Corp ......................... 450 87,719
Lam Research Corp .................. 602 197,763
Manhattan Associates Inc
(1)
............. 549 109,086
Marvell Technology Inc ................ 213 56,277
Micron Technology Inc ................ 434 462,258
Microsoft Corp ...................... 2,953 1,514,594
Monolithic Power Systems Inc ........... 51 68,708
NVIDIA Corp ....................... 8,749 1,998,097
Okta Inc
(1)
......................... 189 39,522
QUALCOMM Inc ..................... 834 153,489
RingCentral Inc ..................... 402 30,029
Sandisk Corp
(1)
...................... 59 102,654
TD SYNNEX Corp .................... 432 110,959
Teledyne Technologies Inc
(1)
............. 340 206,315
Teradyne Inc ....................... 107 42,897
Texas Instruments Inc ................. 557 156,010
Tyler Technologies Inc
(1)
................ 34 10,832
Ubiquiti Inc ........................ 37 20,999
Universal Display Corp ................ 275 21,186
Vistance Networks Inc ................. 190 1,136
Western Digital Corp .................. 181 82,257
Zebra Technologies Corp
(1)
.............. 305 113,860
10,048,780
Materials — 1.1%
Anglogold Ashanti Plc ................. 690 64,825
CF Industries Holdings Inc .............. 154 17,741
Coeur Mining Inc .................... 640 11,264
Ingevity Corp
(1)
...................... 48 3,396
Kaiser Aluminum Corp ................. 42 6,082
Newmont Corp ..................... 876 101,038
Nucor Corp ........................ 358 83,683
Reliance Inc ....................... 62 23,855
Royal Gold Inc ...................... 595 140,420
SSR Mining Inc ..................... 516 17,193
469,497
Real Estate — 1.8%
CBL & Associates Properties Inc .......... 101 5,389
Cousins Properties Inc ................ 823 22,748
Jones Lang LaSalle Inc
(1)
............... 489 149,399
Simon Property Group Inc .............. 2,830 568,151
745,687

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Utilities — 0.3%
Edison International .................. 2,178 117,024
117,024
Total Common Stocks (United States)
( Cost $ 18,732,796 ) ................. 24,071,583
Registered Investment Companies — 24 .8%
International Equity — 24.8%
iShares MSCI Canada ETF
(2)
............. 18,650 1,088,787
iShares MSCI China ETF
(2)
.............. 7,248 378,273
iShares MSCI Germany ETF
(2)
............ 17,303 714,787
iShares MSCI Italy ETF
(2)
............... 8,137 477,805
iShares MSCI Japan ETF
(2)
.............. 21,878 2,132,230
iShares MSCI Malaysia ETF
(2)
............ 9,465 259,152
iShares MSCI Netherlands ETF
(2)
.......... 9,811 664,695
iShares MSCI South Korea ETF
(2)
.......... 1,976 361,173
iShares MSCI Spain ETF
(2)
.............. 8,839 523,269
iShares MSCI Switzerland ETF
(2)
.......... 12,973 767,353
iShares MSCI Taiwan ETF
(2)
............. 11,311 1,277,012
iShares MSCI Thailand ETF
(2)
............ 4,787 337,531
iShares MSCI Turkey ETF
(2)
.............. 7,993 270,163
iShares MSCI United Kingdom ETF
(2)
....... 22,535 1,048,554
10,300,784
Total Registered Investment Companies
( Cost $ 9,623,770 ) .................. 10,300,784
Money Market Registered Investment Companies — 14 .1%
Meeder Government Money Market Fund ,
3.72%
(3)
........................ 5,841,370 5,841,370
Total Money Market Registered Investment
Companies
( Cost $ 5,841,370 ) .................. 5,841,370
Total Investments — 96 .8%
(Cost $ 34,197,936 ) ................. 40,213,737
Other Assets less Liabilities — 3 .2% ....... 1,315,357
Total Net Assets — 100 .0% ............. 41,529,094
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 2,526 36,828
Meeder Conservative Allocation Fund - Retail
Class .......................... 331 7,978
Meeder Dynamic Allocation Fund - Retail Class 5,243 86,406
Meeder Muirfield Fund - Retail Class ....... 2,073 23,219
Total Trustee Deferred Compensation
(Cost $ 99,917 ) .................... 154,431
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ (13) 12/17/26 (2,038,790) 24,944
Mini MSCI Emg Mkt
Futures - Dec 2026 .. (8) 12/17/26 (684,400) (8,540)
Russell 2000 Futures Mini
December 2026 .... 14 12/17/26 1,972,250 (68,409)
S&P 500 Mini Futures
December 2026 .... 12 12/17/26 4,629,300 14,104
S&P Mid Cap Futures
EMini December 2026 4 12/17/26 1,448,960 (34,687)
Total Futures Contracts . 9 5,327,320 (72,588)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(4) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.